Other Long-Term Receivable (Details) - Schedule of Other Long-Term Receivable - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Long-Term Receivable [Abstract]
Escrow deposits for IPO proceeds		$ 400,000
Long- term deposits for contracts performance		313,986
Other long-term receivables	248,011	109,130
Total	$ 248,011	$ 823,116